RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER.
Restructuring	$ 9.8	$ 7.6	$ 4.9
Impairment of assets	6.3	15.7	0.4
Other	9.0	2.8	14.8
Total	$ 25.1	$ 26.1	$ 20.1